American Funds Insurance Series®

Prospectus Supplement

January 26, 2015

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus and Class 4 shares prospectus dated May 1, 2014, as supplemented to date)

1.	With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager / Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark A. Brett	Less than 1 year	Partner – Capital Fixed Income Investors
David A. Daigle	Less than 1 year	Partner – Capital Fixed Income Investors
Thomas H. Høgh	8 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	1 year	Partner – Capital Fixed Income Investors

2.	The information under the heading “Portfolio managers” in the “Management” section of the U.S. Government/AAA-Rated Securities Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager / Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Fergus N. MacDonald	4 years	Partner – Capital Fixed Income Investors
David J. Betanzos	Less than 1 year	Partner – Capital Fixed Income Investors
Ritchie Tuazon	Less than 1 year	Vice President – Capital Fixed Income Investors

3.	The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:
Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 9 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 28 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 14 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 15 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years International Growth and Income Fund — 6 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 17 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 9 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 27 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 16 years High-Income Bond Fund — 21 years
Donnalisa Parks Barnum	Partner – Capital World Investors Investment professional for 33 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
L. Alfonso Barroso	Partner –Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 5 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 14 years in total; 12 years with Capital Research and Management Company or affiliate

Serves as a fixed-income portfolio manager for:
Capital Income Builder — Less than 1 year
(since the fund’s inception)

Mortgage Fund — Less than 1 year
U.S. Government/AAA-Rated Securities Fund — Less than 1 year

Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 3 years Global Bond Fund — Less than 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 7 years
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 5 years
Global Bond Fund — Less than 1 year
High-Income Bond Fund — 5 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 30 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 32 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 16 years
Paul Flynn	Partner – Capital World Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 1 year
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 11 years Growth-Income Fund — 8 years
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 7 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 7 years Global Bond Fund — 8 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 41 years in total; 39 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year Growth-Income Fund — 20 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregg E. Ireland	Partner – Capital World Investors Investment professional for 42 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 8 years
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 3 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 31 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 34 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)
Harold H. La	Partner – Capital Research Global Investors Investment professional for 16 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 7 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 32 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 7 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 6 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 3 years U.S. Government/AAA-Rated Securities Fund — 4 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 46 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 38 years in total; 34 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 8 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 2 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 3 years
Global Bond Fund — 1 year
David M. Riley	Partner – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 6 years
William L. Robbins	Partner – Capital International Investors Investment professional for 22 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 5 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)
Eugene P. Stein	Partner – Capital World Investors Investment professional for 43 years in total; 42 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 6 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 5 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Christopher M. Thomsen	Partner – Capital Research Global Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 15 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — Less than 1 year
Steven T. Watson	Partner – Capital World Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 12 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 8 years
Alan J. Wilson	Partner – Capital World Investors Investment professional for 29 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — Less than 1 year
Philip Winston	Partner – Capital International Investors Investment professional for 29 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)

Keep this supplement with your prospectus.

Lit. No. INA8BS-005-0115O CGD/8024-S46351

American Funds Insurance Series® Statement of Additional Information Supplement January 26, 2015 (for statement of additional information dated May 1, 2014, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows. Except as indicated below the following table, footnotes in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Bond Fund
Thomas H. Høgh	5	$58.0	1	$0.13	1	$0.10
Robert H. Neithart	8	$71.0	5	$2.60	13[4]	$5.56
Mark A. Brett	4	$14.9	2	$0.16	5[7]	$1.75
David A. Daigle	6	$154.4	2	$1.72	2	$0.41
U.S. Government/AAA-Rated Securities Fund
Fergus N. MacDonald	4	$16.1	None		None
David J. Betanzos	1	—[9]	None		None
Ritchie Tuazon	1	$0.2	None		None

[8]	The advisory fee of one of these accounts (representing $0.23 billion in total assets) is based partially on its investment results.
[9]	Amount less than $1.0 million.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-004-0115O CGD|8024-S46348